Related Party Transaction (Details) - Schedule of other payables - related party - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction (Details) - Schedule of other payables - related party [Line Items]
Other payables - related party total	$ 909,382	$ 6,334
Ji Zhe [Member]
Related Party Transaction (Details) - Schedule of other payables - related party [Line Items]
Relationship	Shareholder and CEO of Puhui
Nature	Loan
Other payables - related party total	$ 216,900	483
Long Yan [Member]
Related Party Transaction (Details) - Schedule of other payables - related party [Line Items]
Relationship	CFO of Puhui
Nature	Loan
Other payables - related party total	$ 34,954
Chen,Yue Xian [Member]
Related Party Transaction (Details) - Schedule of other payables - related party [Line Items]
Relationship	Senior VP of Puhui
Nature	Loan
Other payables - related party total	$ 657,528
Beijing Sipaike Customer Management Consulting Co., Ltd. [Member]
Related Party Transaction (Details) - Schedule of other payables - related party [Line Items]
Relationship	Under common control of shareholder of Puhui Beijing
Nature	Advance from shareholder
Other payables - related party total		5,153
Beijing Huicai Hengyun Consulting Center (Limited Partnership) [Member]
Related Party Transaction (Details) - Schedule of other payables - related party [Line Items]
Relationship	Shareholder of Puhui Beijing
Nature	Advance from shareholder
Other payables - related party total		$ 698